Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Subsidiaries

The Company’s significant subsidiaries as of December 31, 2017 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai Noah Investment (Group) Co., Ltd (formerly known as Shanghai Noah Rongyao Investment Consulting Co., Ltd)	August 24, 2007	PRC	100%
Noah Upright (Shanghai) Fund Investment Consulting Co., Ltd.	September 29, 2007	PRC	100%
Shanghai Noah Financial Services Corp.	April 18, 2008	PRC	100%
Noah Insurance (Hong Kong) Limited	January 3, 2011	Hong Kong	100%
Kunshan Noah Xingguang Investment Management Co., Ltd.	August 12, 2011	PRC	100%
Noah Holdings (Hong Kong) Limited	September 1, 2011	Hong Kong	100%
Shanghai Rongyao Information Technology Co., Ltd.	March 2, 2012	PRC	100%
Zigong Noah Financial Service Co., Ltd.	October 22, 2012	PRC	100%
Noah Rongyitong (Wuhu) Microfinance Co., Ltd.	August 13, 2013	PRC	100%
Shanghai Noah Yijie Finance Technology Co., Ltd	March 17, 2014	PRC	54.93%
Noah Commercial Factoring Co., Ltd.	April 1, 2014	PRC	95%
Noah (Shanghai) Financial Leasing Co., Ltd	December 20, 2014	PRC	100%
Noah International (Hong Kong) Limited	January 7, 2015	Hong Kong	100%
Kunshan Noah Rongyao Investment Management Co., Ltd.	December 2, 2015	PRC	100%
Shanghai Noah Chuangying Enterprise Management Co., Ltd.	December 14, 2015	PRC	100%
Gopher International Investment Management (Shanghai) Limited	November 14, 2016	PRC	100%

Noah Investment’s significant subsidiaries as of December 31, 2017 include the following:

	Date of Incorporation	Place of Incorporation	Percentage of Ownership
Shanghai Noah Investment Management Co., Ltd.	August 26, 2005	PRC	100%
Gopher Asset Management Co., Ltd.	February 9, 2012	PRC	100%
Wuhu Gopher Asset Management Co., Ltd.	October 10, 2012	PRC	100%
Gopher Nuobao (Shanghai) Asset Management Co., Ltd.	April 10, 2013	PRC	100%